Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 423,858	$ 423,858
Less: accumulated amortization	423,858	423,858
Intangible assets, net
Prepaid patented licenses [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	200,000	200,000
Less: accumulated amortization	200,000	200,000
Intangible assets, net
Computer software [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	223,858	223,858
Less: accumulated amortization	223,858	223,858
Intangible assets, net